Catalyst/Teza Algorithmic Allocation Income Fund

A series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Catalyst/Teza Algorithmic Allocation Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on June 3, 2020, (SEC Accession No. 0001580642-20-002248).